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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)
 TWO NEWTON PLACE
255 WASHINGTON STREET, SUITE 300
NEWTON, MASSACHUSETTS 02458
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place 255 Washington Street, Suite 300 Newton, Massachusetts 02458	Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 4 Times Square New York, New York 10036-6522
Karen Jacoppo-Wood, Esq. State Street Bank and Trust Company 100 Huntington Avenue—CPH0326 Boston, Massachusetts 02116

Registrant's telephone number, including area code: (617) 332-9530
Date of fiscal year end: December 31
Date of reporting period: June 30, 2015

Item 1.    Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2015

RMR Real Estate Income Fund

NOTICE CONCERNING INFORMATION CONTAINED IN THIS REPORT

  •
  ON JANUARY 20, 2012, OLD RMR REAL ESTATE INCOME FUND MERGED WITH AND INTO RMR ASIA PACIFIC REAL ESTATE FUND. IN CONNECTION WITH THE MERGER, RMR ASIA PACIFIC REAL ESTATE FUND CHANGED ITS FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS TO BE IDENTICAL TO THOSE OF OLD RMR REAL ESTATE INCOME FUND. THEREAFTER THE RMR ASIA PACIFIC REAL ESTATE FUND HAS BEEN NAMED THE RMR REAL ESTATE INCOME FUND AND IT HAS INVESTED PRINCIPALLY IN SECURITIES ISSUED BY U.S. REAL ESTATE INVESTMENT TRUSTS.

  •
  PERFORMANCE DATA IS HISTORICAL AND REFLECTS HISTORICAL EXPENSES AND HISTORICAL CHANGES IN NET ASSET VALUE, AS WELL AS FLUCTUATIONS IN THE FINANCIAL MARKETS AND THE COMPOSITION OF THE FUND'S PORTFOLIO. PERFORMANCE DATA FOR RMR REAL ESTATE INCOME FUND PRIOR TO JANUARY 20, 2012 REFLECTS THE PERFORMANCE OF OLD RMR REAL ESTATE INCOME FUND, WHICH WAS MERGED INTO RMR ASIA PACIFIC REAL ESTATE FUND ON JANUARY 20, 2012. HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RESULTS.

  •
  THE FUND IS A CLOSED END INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 WHOSE COMMON SHARES ARE TRADED ON A NATIONAL SECURITIES EXCHANGE. INVESTORS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES BEFORE PURCHASING ANY SHARES OF THE FUND. AN INVESTMENT IN THE FUND'S SHARES IS SUBJECT TO MATERIAL RISKS.

  •
  FOR MORE INFORMATION ABOUT THE FUND PLEASE VISIT WWW.RMRFUNDS.COM, CALL OUR INVESTOR RELATIONS GROUP AT (866)-790-8165 OR REFER TO THE FUND'S FILINGS WITH THE SECURITIES AND EXCHANGE COMMISSION, WHICH ARE AVAILABLE AT WWW.SEC.GOV. THE INTERNET ADDRESS FOR THE FUND IS INCLUDED SEVERAL TIMES IN THIS REPORT AS A TEXTUAL REFERENCE ONLY. THE INFORMATION ON THE WEBSITE IS NOT INCORPORATED BY REFERENCE INTO THIS REPORT.

NOTICE CONCERNING LIMITED LIABILITY

THE AGREEMENT AND DECLARATION OF TRUST OF RMR REAL ESTATE INCOME FUND, A COPY OF WHICH, TOGETHER WITH ALL AMENDMENTS AND SUPPLEMENTS THERETO, ARE DULY FILED AT THE PRINCIPAL OFFICE OF THE FUND, PROVIDES THAT NO TRUSTEE, OFFICER, SHAREHOLDER, EMPLOYEE OR AGENT OF THE FUND SHALL BE HELD TO ANY PERSONAL LIABILITY, JOINTLY OR SEVERALLY, FOR ANY OBLIGATION OF, OR CLAIM AGAINST, THE FUND. ALL PERSONS DEALING WITH THE FUND IN ANY WAY SHALL LOOK ONLY TO THE ASSETS OF THE FUND FOR THE PAYMENT OF ANY SUM OR THE PERFORMANCE OF ANY OBLIGATION.

 NOTICE CONCERNING LIMITATION ON SHARE OWNERSHIP

SUBJECT TO CERTAIN EXCEPTIONS, THE AGREEMENT AND DECLARATION OF TRUST OF RMR REAL ESTATE INCOME FUND CONTAINS PROVISIONS WHICH LIMIT OWNERSHIP BY ANY SHAREHOLDER OR GROUP OF SHAREHOLDERS WHO ARE AFFILIATED OR ACTING TOGETHER TO 9.8% OF THE TOTAL SHARES, OR ANY CLASS OR SERIES OF SHARES, OUTSTANDING OF RMR REAL ESTATE INCOME FUND.

To our shareholders,

In the pages that follow, you will find data summarizing the Fund's financial results for the six months ended June 30, 2015 and financial position as of June 30, 2015. We encourage you to read the information contained in this report and to view our website at www.rmrfunds.com* where the most recent information and important announcements regarding the Fund are posted.

Relevant Market Conditions

Real Estate Industry Fundamentals.    The U.S. economy improved during the first six months of the year, despite almost no growth in gross domestic product during the first quarter of the year. The weakness in economic activity during the first three months of the year seemed to result from temporary factors, including the harsh winter in the Northeast and the West Coast port shutdown. During the second quarter of the year, more robust economic activity resumed. Despite a stronger U.S. dollar, a slowdown in Chinese economic activity and concerns about a potential Greek exit from the Eurozone, all of which are likely to adversely impact U.S. exports, the U.S. economy showed growth in almost all sectors and improved employment data.

Real estate fundamentals remain positive across most property types and geographic regions. During the first six months of the year, retail landlords continued to backfill store closures from the previous year and have been successful in signing new lease agreements, usually at increased rents. Instead of embarking in new construction, retail landlords, particularly the shopping mall REITs, seem to be undertaking significant redevelopment at their most productive centers to drive growth by offering more shopping, dining and entertainment options to shoppers. We expect this activity to result in continuing tiering among "have vs. have-not" retail REITs. In the multifamily sector, steady job creation and increased household formation have continued to benefit apartment landlords' operating results. Higher demand for apartment units has translated into lower vacancy rates and growth in rents. Office landlords, especially those with properties located in gateway city markets such as New York, San Francisco and Boston, have benefitted from higher rent growth as free rent concessions continue to trend lower and tenant improvement allowances become less generous.

The first half of 2015 witnessed an increase in REIT M&A activity with five deals totaling about $14.0 billion reported by SNL Financial. Three out of the five transactions were in the multifamily sector with one each in the self storage and shopping center sectors.

Real estate companies continued to take advantage of the availability and relatively low cost of capital during the first half of 2015 with approximately $36 billion of capital raised (according to SNL Financial). During the first six months of the year, REITs raised $15 billion in common equity capital, $19 billion in debt capital and approximately $2 billion in preferred equity capital. The specialty REIT sector was the most active property type in raising capital during the first six months of 2015, with approximately $10 billion raised, followed by health care REITs with close to $9 billion raised.

Real Estate Securities Technicals.    During the first six months of the year, the market for REIT shares, as measured by the MSCI U.S. REIT Total Return Index, or the RMS Index (an unmanaged index of REIT common stocks), was down 6.2% on a total return basis (i.e., share price changes and dividends combined), compared to the S&P 500 Index's total return of 1.2%.

*
The Internet address for the Fund is included several times in this report as a textual reference only. The information on the website is not incorporated by reference into this report.

The performance of the REIT sector during the first half of the year remained highly correlated with expectations regarding interest rate changes. During the first quarter, REITs were up 4.8% as the yield on the 10-year Treasury remained under 2.0% due primarily to the European Central Bank's launch of its quantitative easing program and weaker U.S. economic activity. During the second quarter, however, REITs reversed their performance and finished the quarter down 10.4%. Economic data released during the second quarter indicated that U.S. economic activity resumed its growth trajectory and that the first quarter gross domestic product contraction was temporary. As a result, an expectation for the Fed to increase interest rates before year end caused a sell off of REIT securities during the second quarter.

The best performing REIT sectors during the first six months of 2015 (according to the National Association of Real Estate Investment Trusts) were the self storage and apartment sectors, with total returns of 3.7% and 1.0%, respectively. The worst performing sectors during the first six months of 2015 were the health care and industrial sectors, with total returns of –11.7% and –11.3%, respectively.

Fund Strategies, Techniques and Performance

Our primary investment objective is to earn and pay a high level of current income to our common shareholders by investing in real estate companies, including REITs. Our secondary investment objective is capital appreciation. There can be no assurances that we will meet our investment objectives.

During the six months ended June 30, 2015, our total return on net asset value, or NAV (including NAV changes and assuming a hypothetical reinvestment of distributions at NAV), was –5.3% and our distribution rate on NAV at June 30, 2015, based on our annualized second quarter 2015 distribution rate, was 5.7%. During that same period, the total return for RMS Index was –6.2%.

Also, during the six months ended June 30, 2015, our total return on the market price of our common shares (including hypothetical reinvestment of distributions at market price), was –8.0% and the distribution rate on the market price of our common shares at June 30, 2015, based on our annualized second quarter 2015 distribution rate, was 7.1%.

The Fund's outperformance versus the RMS Index during the first six months of 2015 was primarily due to the Fund's investments in REIT preferred securities as the RMS Index includes only REIT common securities.

Thank you for your continued support.

Sincerely,

Fernando Diaz
President and Senior Portfolio Manager
August 20, 2015

RMR Real Estate Income Fund

Portfolio holdings by sub-sector as a percentage of investments
(as of June 30, 2015)* (unaudited)

REITs
Lodging/Resorts	14%
Health Care	12%
Apartments	12%
Diversified	12%
Office	11%
Shopping Centers	10%
Others, less than 10% each	26%

Total REITs	97%
Other, including short term investments	3%

Total investments	100%

Portfolio holdings by type of security (as of June 30, 2015)* (unaudited)

Common Securities	69%
Preferred Securities	30%
Other, including short term investments	1%

Total investments	100%

*
These percentages represent the Fund's portfolio holdings by sub-sector or type of security as a percentage of total portfolio holdings based on fair value as of the date indicated and do not match the percentages included in the Portfolio of Investments schedule which represents the Fund's portfolio holdings by sub-sector or type of security as a percentage of the Fund's net assets.

RMR Real Estate Income Fund

Portfolio of Investments – June 30, 2015 (unaudited)

Company	Shares	Value

COMMON STOCKS – 98.0% REAL ESTATE INVESTMENT TRUSTS – 94.6%
APARTMENTS – 16.1%
American Campus Communities, Inc. (a)(b)	25,900	$976,171
Apartment Investment & Management Co. (a)(b)	28,745	1,061,553
Associated Estates Realty Corp. (a)(b)	126,231	3,613,994
AvalonBay Communities, Inc. (a)	26,875	4,296,506
Bluerock Residential Growth REIT, Inc. (a)	270,000	3,418,200
Camden Property Trust	5,000	371,400
Campus Crest Communities, Inc.	32,628	180,759
Equity Residential (a)	74,000	5,192,580
Essex Property Trust, Inc. (a)	10,500	2,231,250
Home Properties, Inc. (a)(b)	11,800	861,990
Independence Realty Trust, Inc. (a)	390,709	2,942,039
Mid-America Apartment Communities, Inc. (a)	18,000	1,310,580
Post Properties, Inc. (a)	14,600	793,802
UDR, Inc. (a)	39,000	1,249,170

		28,499,994

DIVERSIFIED – 11.6%
CyrusOne, Inc.	15,000	441,750
Digital Realty Trust, Inc. (a)(b)	36,000	2,400,480
DuPont Fabros Technology, Inc. (a)	20,500	603,725
EPR Properties (a)	97,950	5,365,701
Farmland Partners, Inc.	45,000	535,500
Gramercy Property Trust, Inc.	12,500	292,125
Investors Real Estate Trust	62,810	448,464
Lexington Realty Trust (a)	339,058	2,875,212
NorthStar Realty Finance Corp.	40,000	636,000
One Liberty Properties, Inc.	20,071	427,111
QTS Realty Trust, Inc.	5,000	182,250
Vornado Realty Trust (a)(b)	47,835	4,540,976
Washington Real Estate Investment Trust	28,000	726,600
Whitestone REIT	88,502	1,152,296

		20,628,190

FREE STANDING – 4.9%
Agree Realty Corp.	10,000	291,700
American Realty Capital Properties, Inc.	218,716	1,778,161
Getty Realty Corp. (a)	22,000	359,920
National Retail Properties, Inc. (a)(b)	118,900	4,162,689
Realty Income Corp. (a)	41,900	1,859,941
STORE Capital Corp.	10,000	201,000

		8,653,411

HEALTH CARE – 16.2%
HCP, Inc. (a)(b)	126,530	$4,614,549
Health Care REIT, Inc. (a)(b)	29,200	1,916,396
Healthcare Realty Trust, Inc. (a)(b)	50,897	1,183,864
LTC Properties, Inc. (a)(b)	58,897	2,450,115
Medical Properties Trust, Inc. (a)(b)	370,320	4,854,895
National Health Investors, Inc. (a)	58,958	3,673,084
Omega Healthcare Investors, Inc. (a)(b)	23,898	820,418
Physicians Realty Trust	141,990	2,180,967
Sabra Health Care REIT, Inc. (a)(b)	77,254	1,988,518
Ventas, Inc. (a)(b)	82,500	5,122,425

		28,805,231

INDUSTRIAL – 4.0%
DCT Industrial Trust, Inc.	23,862	750,221
EastGroup Properties, Inc. (a)(b)	5,179	291,215
Monmouth Real Estate Investment Corp.	73,962	718,911
Prologis, Inc. (a)(b)	49,088	1,821,165
Rexford Industrial Realty, Inc.	10,000	145,800
STAG Industrial, Inc. (a)	164,693	3,293,860

		7,021,172

LODGING/RESORTS – 7.3%
Ashford Hospitality Prime, Inc.	11,000	165,220
Ashford Hospitality Trust, Inc. (a)	105,000	888,300
Chatham Lodging Trust	46,000	1,217,620
Chesapeake Lodging Trust (a)	70,900	2,161,032
DiamondRock Hospitality Co. (a)	55,603	712,274
FelCor Lodging Trust, Inc.	15,000	148,200
Hersha Hospitality Trust	97,646	2,503,637
Host Hotels & Resorts, Inc. (a)	24,000	475,920
LaSalle Hotel Properties (a)	10,000	354,600
Pebblebrook Hotel Trust (a)	43,100	1,848,128
RLJ Lodging Trust (a)	41,900	1,247,782
Summit Hotel Properties, Inc. (a)	98,203	1,277,621
Supertel Hospitality, Inc. (c)	21,160	48,774

		13,049,108

MANUFACTURED HOMES – 3.3%
Sun Communities, Inc. (a)	67,856	4,195,537
UMH Properties, Inc.	160,979	1,577,594

		5,773,131

See notes to financial statements and notes to portfolio of investments.

RMR Real Estate Income Fund

Portfolio of Investments – continued (unaudited)

Company	Shares	Value

COMMON STOCKS – CONTINUED REAL ESTATE INVESTMENT TRUSTS – CONTINUED
MIXED OFFICE/INDUSTRIAL – 3.1%
Chambers Street Properties	145,172	$1,154,117
Duke Realty Corp. (a)(b)	46,100	856,077
First Potomac Realty Trust (a)(b)	98,364	1,013,149
Gladstone Commercial Corp.	22,742	376,608
Liberty Property Trust (a)	64,737	2,085,826

		5,485,777

MORTGAGE – 1.2%
Annaly Capital Management, Inc. (a)	85,000	781,150
ARMOUR Residential REIT, Inc.	270,000	758,700
RAIT Financial Trust	103,419	631,890

		2,171,740

OFFICE – 11.9%
Alexandria Real Estate Equities, Inc. (a)	34,100	2,982,386
BioMed Realty Trust, Inc. (a)	65,000	1,257,100
Boston Properties, Inc. (a)	24,100	2,917,064
Brandywine Realty Trust (a)	165,300	2,195,184
City Office REIT, Inc.	99,900	1,238,760
Corporate Office Properties Trust (a)	68,500	1,612,490
Douglas Emmett, Inc. (a)	39,322	1,059,335
Franklin Street Properties Corp.	40,000	452,400
Highwoods Properties, Inc. (a)(b)	50,000	1,997,500
Kilroy Realty Corp. (a)	28,600	1,920,490
Mack-Cali Realty Corp. (a)	58,030	1,069,493
SL Green Realty Corp. (a)	22,900	2,516,481

		21,218,683

REGIONAL MALLS – 8.0%
CBL & Associates Properties, Inc. (a)	84,000	1,360,800
General Growth Properties, Inc.	20,000	513,200
Pennsylvania Real Estate Investment Trust (a)(b)	127,628	2,723,581
Simon Property Group, Inc. (a)(b)	32,927	5,697,030
The Macerich Co. (a)(b)	28,470	2,123,862
WP GLIMCHER, Inc. (a)(b)	129,148	1,747,372

		14,165,845

SHOPPING CENTERS – 5.1%
Cedar Realty Trust, Inc. (a)(b)	103,627	663,213
DDR Corp. (a)(b)	62,000	958,520
Inland Real Estate Corp. (a)	156,300	1,472,346
Kimco Realty Corp. (a)	110,000	2,479,400
Kite Realty Group Trust (a)	40,125	981,859
Urstadt Biddle Properties, Inc.	3,831	$71,563
Weingarten Realty Investors (a)(b)	76,500	2,500,785

		9,127,686

STORAGE – 1.9%
CubeSmart (a)	15,000	347,400
Extra Space Storage, Inc.	5,000	326,100
Public Storage (a)(b)	11,400	2,101,818
Sovran Self Storage, Inc.	7,500	651,825

		3,427,143

Total Real Estate Investment Trusts (Cost $139,234,235)		168,027,111

OTHER – 3.4%
Beazer Homes USA, Inc. (c)	7,000	139,650
Carador PLC	5,496,600	4,782,042
Hilton Worldwide Holdings, Inc. (c)	10,000	275,500
Peak Resorts, Inc.	50,000	358,000
Starwood Hotels & Resorts Worldwide, Inc.	5,000	405,450

Total Other (Cost $8,679,400)		5,960,642

Total Common Stocks (Cost $147,913,635)		173,987,753

PREFERRED STOCKS – 42.9% REAL ESTATE INVESTMENT TRUSTS – 42.9%
APARTMENTS – 0.6%
Apartment Investment & Management Co., Series Z (a)	15,000	391,200
Campus Crest Communities, Inc., Series A	30,000	742,500

		1,133,700

DIVERSIFIED – 5.0%
Coresite Realty Corp., Series A	30,000	781,500
Digital Realty Trust, Inc., Series F (a)	25,000	634,000
Digital Realty Trust, Inc., Series G	30,000	709,500
DuPont Fabros Technology, Inc., Series B (a)	50,394	1,286,559
EPR Properties, Series E (a)(d)	16,400	533,000
EPR Properties, Series F (a)	40,000	1,040,000
Investors Real Estate Trust, Series B	70,000	1,774,500
NorthStar Realty Finance Corp., Series B	500	12,150
NorthStar Realty Finance Corp., Series D	13,000	323,960
NorthStar Realty Finance Corp., Series E	30,000	756,300
Winthrop Realty Trust	40,000	1,017,200

		8,868,669

See notes to financial statements and notes to portfolio of investments.

RMR Real Estate Income Fund

Portfolio of Investments – continued (unaudited)

Company	Shares	Value

PREFERRED STOCKS – CONTINUED REAL ESTATE INVESTMENT TRUSTS – CONTINUED
HEALTH CARE – 0.9%
Sabra Health Care REIT, Inc., Series A	60,600	$1,566,510

INDUSTRIAL – 0.8%
STAG Industrial, Inc., Series B	35,000	893,900
Terreno Realty Corp., Series A	20,000	525,000

		1,418,900

LODGING/RESORTS – 12.8%
Ashford Hospitality Trust, Series A	95,482	2,453,887
Ashford Hospitality Trust, Series D	205,756	5,265,296
Ashford Hospitality Trust, Series E	45,000	1,184,850
Chesapeake Lodging Trust, Series A	65,000	1,738,750
FelCor Lodging Trust, Inc., Series A (d)	73,500	1,813,245
Hersha Hospitality Trust, Series B (a)	80,498	2,076,446
Hersha Hospitality Trust, Series C (a)	46,000	1,193,700
Pebblebrook Hotel Trust, Series A (a)	14,500	371,345
Pebblebrook Hotel Trust, Series B (a)	23,500	616,992
Pebblebrook Hotel Trust, Series C (a)	78,684	1,995,426
Summit Hotel Properties, Inc., Series A (a)	10,000	267,000
Summit Hotel Properties, Inc., Series B (a)	3,300	88,275
Summit Hotel Properties, Inc., Series C (a)	32,582	843,874
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,859,836

		22,768,922

MANUFACTURED HOMES – 1.1%
Sun Communities, Inc., Series A (a)	40,000	1,040,400
UMH Properties, Inc., Series A (a)	37,500	978,750

		2,019,150

MIXED OFFICE/INDUSTRIAL – 1.2%
First Potomac Realty Trust, Series A	80,000	2,048,000

MORTGAGE – 4.4%
Annaly Capital Management, Inc., Series C	4,547	$109,719
Arbor Realty Trust, Inc., Series B	27,453	658,597
ARMOUR Residential REIT, Inc., Series B	30,000	673,800
iStar Financial, Inc., Series D	11,810	293,124
iStar Financial, Inc., Series G	19,741	486,221
MFA Financial, Inc., Series B	37,171	898,423
New York Mortgage Trust, Inc., Series B	33,450	818,522
RAIT Financial Trust, Series A	136,497	3,057,533
RAIT Financial Trust, Series B	35,122	806,401

		7,802,340

OFFICE – 3.8%
Brandywine Realty Trust, Series E (a)	23,000	593,400
Corporate Office Properties Trust, Series L	110,000	2,893,000
Hudson Pacific Properties, Inc., Series B (a)	20,000	514,000
Kilroy Realty Corp., Series G (a)	65,000	1,699,100
SL Green Realty Corp., Series I (a)	40,000	1,030,400

		6,729,900

REGIONAL MALLS – 3.1%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,526,924
CBL & Associates Properties, Inc., Series E	15,000	383,850
Pennsylvania Real Estate Investment Trust, Series A	20,000	531,600
Pennsylvania Real Estate Investment Trust, Series B	40,000	1,060,000
WP GLIMCHER, Inc., Series H	45,000	1,217,250
WP GLIMCHER, Inc., Series I	30,000	776,400

		5,496,024

See notes to financial statements and notes to portfolio of investments.

RMR Real Estate Income Fund

Portfolio of Investments – continued (unaudited)

Company	Shares	Value

PREFERRED STOCKS – CONTINUED REAL ESTATE INVESTMENT TRUSTS – CONTINUED
SHOPPING CENTERS – 9.2%
Cedar Realty Trust, Inc., Series B	131,829	$3,361,639
DDR Corp., Series J (a)	45,586	1,160,392
DDR Corp., Series K (a)	86,000	2,168,920
Excel Trust, Inc., Series B	65,000	1,628,250
Inland Real Estate Corp., Series A	100,000	2,610,000
Kite Realty Group Trust, Series A (a)	77,000	1,977,283
Retail Properties of America, Inc., Series A	70,000	1,850,100
Saul Centers, Inc., Series C	38,737	1,017,234
Urstadt Biddle Properties, Inc., Series F (a)	20,000	525,200

		16,299,018

Total Real Estate Investment Trusts (Cost $70,841,287)		76,151,133

Total Preferred Stocks (Cost $70,841,287)		76,151,133

INVESTMENT COMPANIES – 1.1%
BlackRock Credit Allocation Income Trust	19,451	246,444
Cohen & Steers Quality Income Realty Fund, Inc. (a)(b)	100,297	1,072,175
Eaton Vance Enhanced Equity Income Fund II	35,188	488,761
Nuveen Real Estate Income Fund (a)	12,861	131,311

Total Investment Companies (Cost $2,063,242)		1,938,691

SHORT-TERM INVESTMENTS – 0.5%
MONEY MARKET FUNDS – 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.04% (e) (Cost $947,728)	947,728	947,728

Total Investments – 142.5% (Cost $221,765,892)		253,025,305

Other assets less liabilities – 0.7%		$1,209,025
Revolving credit facility – (33.8)%		(60,000,000)
Preferred Shares, at liquidation preference – (9.4)%		(16,675,000)

Net Assets applicable to common shareholders – 100.0%		$177,559,330

Notes to Portfolio of Investments

(a)
As of June 30, 2015, the Fund has pledged portfolio securities with a market value of $121,536,191 as collateral in connection with its revolving credit facility with BNP Paribas Brokerage, Inc. ("BNPP"). Those pledged securities comprised all or a portion of the shares noted by this footnote (a). See Note F to the financial statements.

(b)
As of June 30, 2015, pledged portfolio securities of the Fund with a market value of $50,274,340 (see Note (a)) have been rehypothecated by BNPP as permitted by the Fund's revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b). See Note F to the financial statements.

(c)
Non-dividend paying security.

(d)
Convertible into common stock.

(e)
Rate reflects 7 day yield as of June 30, 2015.

See notes to financial statements.

RMR Real Estate Income Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

Assets
Investments in securities, at value (cost of $221,765,892)	$253,025,305
Cash	1,309
Dividends and interest receivable	1,559,567
Prepaid expenses	2,870

Total assets	254,589,051

Liabilities
Revolving credit facility	60,000,000
Advisory fee payable	181,934
Distributions payable on preferred shares	9,736
Interest payable	3,795
Accrued expenses and other liabilities	159,256

Total liabilities	60,354,721

Auction preferred shares, Series M, Series T, Series W, Series Th and Series F; $0.001 par value per share; 667 shares issued and outstanding at $25,000 per share liquidation preference	16,675,000

Net assets attributable to common shares	$177,559,330

Composition of net assets
Common shares, $0.001 par value per share; unlimited number of shares authorized	$7,652
Additional paid-in capital	180,930,056
Undistributed net investment income	162,116
Accumulated net realized loss on investments	(34,799,907)
Net unrealized appreciation on investments	31,259,413

Net assets attributable to common shares	$177,559,330

Common shares outstanding	7,651,507

Net asset value per share attributable to common shares	$23.21

See notes to financial statements.

RMR Real Estate Income Fund
Financial Statements – continued

Statement of Operations

For the six months ended June 30, 2015 (unaudited)

Investment Income
Dividends and other income	$7,314,940

Expenses
Advisory	1,146,074
Investor support services	67,416
Compliance and internal audit	66,449
Legal	66,384
Custodian	52,131
Administrative	40,104
Preferred share remarketing and auction fees	35,569
Shareholder reporting	32,232
Audit	29,597
Trustees' fees and expenses	16,364
Other	56,788

Total expenses before interest expense	1,609,108
Interest expense	340,192

Total expenses after interest expense	1,949,300

Net investment income	5,365,640

Realized and unrealized gain (loss) on investments
Net realized gain on investments	5,387,397
Net change in unrealized appreciation on investments	(20,619,462)

Net realized and unrealized loss on investments	(15,232,065)

Net decrease in net assets before preferred distributions resulting from operations	(9,866,425)
Distributions to preferred shareholders from net investment income	(147,511)

Net decrease in net assets attributable to common shares resulting from operations	$(10,013,936)

See notes to financial statements.

RMR Real Estate Income Fund
Financial Statements – continued

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014

Increase (decrease) in net assets resulting from operations
Net investment income	$5,365,640	$6,734,416
Net realized gain on investments	5,387,397	5,672,873
Net change in unrealized appreciation on investments	(20,619,462)	39,391,613
Distributions to preferred shareholders from net investment income	(147,511)	(239,711)

Net increase (decrease) in net assets attributable to common shares resulting from operations	(10,013,936)	51,559,191

Distributions to common shareholders from:
Net investment income	(5,049,994)	(9,958,613)
Return of capital	—	(141,375)

Total distributions to common shareholders	(5,049,994)	(10,099,988)

Total increase (decrease) in net assets attributable to common shares	(15,063,930)	41,459,203

Net assets attributable to common shares
Beginning of period	192,623,260	151,164,057

End of period (including undistributed/(distributions in excess of) net investment income of $162,116 and $(6,019), respectively)	$177,559,330	$192,623,260

Common shares issued
Shares outstanding, beginning of period	7,651,507	7,651,507

Shares outstanding, end of period	7,651,507	7,651,507

See notes to financial statements.

RMR Real Estate Income Fund
Financial Statements – continued

Statement of Cash Flows

Six Months Ended June 30, 2015 (unaudited)

Cash flows from operating activities
Net decrease in net assets before preferred distributions resulting from operations	$(9,866,425)
Adjustments to reconcile net decrease in net assets before preferred distributions resulting from operations to cash provided by operating activities:
Purchases of long term investments	(26,650,353)
Proceeds from sales of long term investments	25,862,354
Net (purchases) and sales of short term investments	330,372
Changes in assets and liabilities:
Decrease in dividends and interest receivable	229,452
Decrease in receivable for securities sold	60,101
Increase in prepaid expenses	(2,870)
Increase in interest payable	102
Decrease in advisory fee payable	(11,739)
Decrease in accrued expenses and other liabilities	(7,018)
Net change in unrealized appreciation on investments	20,619,462
Net realized gain on investments	(5,387,397)

Cash provided by operating activities	5,176,041

Cash flows from financing activities
Distributions paid to preferred shareholders	(143,794)
Distributions paid to common shareholders	(5,049,994)

Cash used in financing activities	(5,193,788)

Decrease in cash	(17,747)
Cash at beginning of period	19,056

Cash at end of period	$1,309

Supplemental cash flow information
Cash paid for interest on borrowings	$340,090

See notes to financial statements.

RMR Real Estate Income Fund
Financial Highlights

Selected Data For A Common Share Outstanding Throughout Each Period

			For the Year Ended
	Six Months Ended June 30, 2015 (unaudited)
			December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010

Per Common Share Operating Performance (a)(b)
Net asset value, beginning of period	$25.17		$19.76	$20.87	$17.48	$17.23	$13.04

Income from Investment Operations
Net investment income	0.70	(c)	0.88	0.78	0.83	0.53	0.53
Net realized and unrealized appreciation/(depreciation) on investments	(1.98	)(c)	5.88	(0.56)	3.70	0.55	4.49
Distributions to preferred shareholders (common stock equivalent basis) from net investment income	(0.02	)(c)	(0.03)	(0.02)	(0.02)	(0.02)	(0.03)

Net increase (decrease) in net asset value from operations	(1.30)		6.73	0.20	4.51	1.06	4.99
Less: Distributions to common shareholders from:
Net investment income	(0.66	)(c)	(1.30)	(0.77)	(0.88)	(0.63)	(0.50)
Return of capital	—	(c)	(0.02)	(0.54)	(0.24)	(0.18)	(0.30)

Net asset value, end of period	$23.21		$25.17	$19.76	$20.87	$17.48	$17.23

Market price, beginning of period	$20.82		$16.91	$18.21	$13.47	$14.22	$10.29

Market price, end of period	$18.54		$20.82	$16.91	$18.21	$13.47	$14.22

Total Return (d)
Total investment return based on:
Market price (e)	(8.00)%		31.74%	(0.42)%	44.27%	0.13%	47.10%
Net asset value (e)	(5.28)%		34.84%	0.72%	26.04%	6.18%	38.99%

Ratios/Supplemental Data:
Ratio to average net assets attributable to common shares of:
Net investment income, before total preferred share distributions	5.54	%(c)(f)	3.86%	3.58%	4.15%	2.98%	3.44%
Total preferred share distributions	0.15	%(f)	0.14%	0.10%	0.11%	0.14%	0.18%
Net investment income, net of preferred share distributions	5.39	%(c)(f)	3.72%	3.48%	4.04%	2.84%	3.26%
Expenses, including interest expense	2.01	%(f)	2.12%	2.19%	1.95%	2.78%	2.41%
Expenses, excluding interest expense	1.66	%(f)	1.74%	1.79%	1.54%	2.36%	2.18%
Portfolio turnover rate	9.64%		14.90%	22.77%	48.72%	7.26%	24.85%
Net assets attributable to common shares	$177,559,330		$192,623,260	$151,164,057	$159,717,548	$86,993,938	$85,750,962
Borrowings on revolving credit facility	$60,000,000		$60,000,000	$60,000,000	$50,000,000	$10,000,000	$10,000,000
Asset coverage ratio of borrowings (g)	424%		449%	380%	453%	1,137%	1,124%
Liquidation preference of outstanding preferred shares	$16,675,000		$16,675,000	$16,675,000	$16,675,000	$16,675,000	$16,675,000
Asset coverage ratio of preferred shares (h)	1,165%		1,255%	1,007%	1,058%	622%	614%
Asset coverage ratio of borrowings and preferred shares (i)	332%		351%	297%	340%	426%	421%
(a)
Based on average shares outstanding.
(b)
The Fund merged with Old RMR Real Estate Income Fund on January 20, 2012. Share and per share information have been adjusted to reflect the effects of the merger.
(c)
As discussed in Note A(8) to the financial statements, these amounts are subject to change if the issuers of the Fund's investments characterize a portion of 2015 distributions as capital gains or return of capital.
(d)
Total returns for the six months ended June 30, 2015, are actual year to date and not annualized.

RMR Real Estate Income Fund
Financial Highlights – continued

(e)
Total return based on per share market price assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated; dividends and distributions, if any, are assumed to be reinvested at market prices on the ex-dividend date. The total return based on net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sale of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. All assumed purchases, sales and reinvestments noted in the preceding sentences are assumed to have been executed as of the close of trading on the assumed date. Results represent past performance and do not guarantee future results.
(f)
Annualized.
(g)
Asset coverage ratio of borrowings equals net assets attributable to common shares plus the outstanding balance under our revolving credit facility plus the liquidation preference of our outstanding preferred shares divided by the outstanding balance under our revolving credit facility.
(h)
Asset coverage ratio of preferred shares equals net assets attributable to common shares plus the liquidation preference of our outstanding preferred shares divided by the liquidation preference of our preferred shares.
(i)
Asset coverage ratio of borrowings and liquidation preference of our preferred shares equals net assets attributable to common shares plus the outstanding balance under our revolving credit facility plus the liquidation preference of our outstanding preferred shares divided by the outstanding balance under our revolving credit facility plus the liquidation preference of our outstanding preferred shares.

See notes to financial statements.

RMR Real Estate Income Fund
Notes to Financial Statements

June 30, 2015 (unaudited)

Note A

1.     Organization

RMR Real Estate Income Fund, or the Fund, or RIF, was organized as a Delaware statutory trust on December 17, 2008, and is registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as a non-diversified closed end management investment company. Although RIF is registered as a non-diversified fund, it has operated as a diversified fund since the merger with Old RMR Real Estate Income Fund on January 20, 2012. Therefore, the 1940 Act obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund applies investment company accounting and reporting guidance.

2.     Interim Financial Statements

The accompanying June 30, 2015 financial statements have been prepared without audit. The Fund believes that disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected on an annual basis for this year or for any future years or any future interim periods.

3.     Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates.

4.     Portfolio Valuation

Investment securities of the Fund are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign

RMR Real Estate Income Fund
Notes to Financial Statements – continued

June 30, 2015 (unaudited)

exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund's net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund's board of trustees.

Any of the Fund's securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund's board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (5) for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, which approximates fair value.

5.     Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund's own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

  •
  Level 1 – quoted prices in active markets for identical investments.

  •
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

  •
  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may

RMR Real Estate Income Fund
Notes to Financial Statements – continued

June 30, 2015 (unaudited)

change as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor's Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security's local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security's reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

All of the Fund's investments were valued using Level 1 inputs on June 30, 2015. The Fund recognizes interperiod transfers between the input levels as of the end of the period. As of June 30, 2015, a security previously fair valued using Level 2 inputs was instead valued using Level 1 inputs as a quoted market price was available as of June 30, 2015; the security had a total value of approximately $4,782,042. As of June 30, 2015, there were no transfers between Level 1 and Level 3 as the Fund had no investments in securities characterized as Level 3 on December 31, 2014.

6.     Securities Transactions and Investment Income

The Fund records securities transactions on a trade date basis, dividend income on the ex-dividend date and any non-cash dividends at the fair market value of the securities received. The Fund uses the accrual method for recording interest income, including accretion of original issue discount, where applicable, and accretion of discount on short term investments and identified cost basis for realized gains and losses from securities transactions.

7.     Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to U.S. federal income tax. However, the Fund may be subject to a 4% excise tax to the extent it does not distribute substantially all of its taxable earnings each year.

The Fund has adopted the provisions of Accounting Standards Update No. 2009-06, Income Taxes (Topic 740), Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities or ASC 740. ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. At June 30, 2015, the Fund did not have any unrecognized tax positions. Each of the tax years in the four year period ended December 31, 2014 remains subject to examination by the Internal Revenue

RMR Real Estate Income Fund
Notes to Financial Statements – continued

June 30, 2015 (unaudited)

Service. During the six months ended June 30, 2015, the Fund did not incur any tax related interest or penalties.

8.     Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to pay a level distribution amount to common shareholders on a quarterly basis if, when and in such amounts as may be determined by the Fund's board of trustees in its discretion in light of such factors as may be considered by the board of trustees, which may include market and economic conditions, and subject to compliance with applicable law, the Fund's Agreement and Declaration of Trust, the Fund's bylaws, the Fund's revolving credit agreement, described in Note F, and other factors. This policy is not fundamental and may be changed by the Fund's board of trustees without shareholder approval. The Fund's distributions to its common shareholders are recorded on the ex-dividend date. The Fund's distributions to its common shareholders may consist of ordinary income (net investment income and short term capital gains), long term capital gains or return of capital. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry forwards, it is the policy of the Fund not to distribute such gains. Distributions to preferred shareholders are determined as described in Note D.

The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. Final characterization of the Fund's 2015 distributions to its common shareholders is also dependent upon the magnitude or timing of the Fund's securities transactions prior to year end. Therefore, it is likely that some portion of the Fund's 2015 investment income and distributions to its common shareholders will be recharacterized as long term capital gain and return of capital for financial statement and U.S. federal income tax purposes subsequent to year end and reflected accordingly in the Fund's year end financial statements. Though it is permitted to do so and may in the future elect to do so if its board of trustees determines it to be in the best interests of the Fund and its shareholders, the Fund does not generally expect to make distributions to common shareholders in excess of its dividends received less its operating expenses, interest expense and distributions to preferred shareholders.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Effective for taxable years beginning after December 22, 2010, the Regulated Investment Company Modernization Act of 2010 or the Modernization Act, changed the capital loss carry forward rules. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

RMR Real Estate Income Fund
Notes to Financial Statements – continued

June 30, 2015 (unaudited)

As of December 31, 2014, the Fund had post-enactment accumulated capital loss carryovers which can be used to offset certain future realized long term capital gains of $5,439,161.

As of December 31, 2014, the Fund had pre-enactment accumulated capital loss carryforwards, subject to the eight-year carryforward period and possible expiration of $33,589,424, of which $27,890,974 expires in 2016, $4,146,577 expires in 2017 and $1,551,873 expires in 2018.

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund's investments for federal income tax purposes as of June 30, 2015, are as follows:

Cost	$222,924,916

Gross unrealized appreciation	$42,700,839
Gross unrealized depreciation	(11,441,426)

Net unrealized appreciation	$31,259,413

The $1,159,024 difference between the financial reporting cost basis and tax cost basis and unrealized appreciation/depreciation of the Fund's investments is due to wash sales of portfolio investments.

9.     Concentration, Interest Rate and Illiquidity Risk

Under normal market conditions, the Fund's investments are concentrated in income producing common shares, preferred shares and debt securities, including convertible preferred and debt securities, issued by real estate companies, including REITs. The value of the Fund's shares may fluctuate more than the shares of a fund not concentrated in the real estate industry due to economic, legal, regulatory, technological or other developments affecting the United States real estate industry.

The value of certain dividend and interest paying securities in the Fund's portfolio could be affected by interest rate fluctuations. Generally, when market interest rates fall, the values of dividend and interest paying securities rise, and vice versa. Interest rate risk is the risk that the securities in the Fund's portfolio will decline because of increases in market interest rates. The prices of long term securities fluctuate more than prices of shorter term securities as interest rate change. These risks may be greater in the current market environment because certain interest rates are near historically low levels.

The Fund may invest in illiquid or less liquid securities or securities in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund's net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

RMR Real Estate Income Fund
Notes to Financial Statements – continued

June 30, 2015 (unaudited)

Additionally, periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside of the United States. Such conditions could result in greater price volatility, less liquidity, widening credit spreads and lack of price transparency, and many securities could become illiquid and of uncertain value. Such market conditions may make valuation of some of the Fund's securities uncertain and/or result in sudden and significant valuation increases or declines in its holdings. If there is a significant decline in the value of the Fund's portfolio, this may impact the asset coverage levels for the Fund's outstanding leverage, and impair the Fund's ability to pay distributions and achieve its investment objectives.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates; Other Agreements

The Fund has an investment advisory agreement with RMR Advisors LLC (formerly RMR Advisors, Inc.), or RMR Advisors, to provide the Fund with a continuous investment program, to make day to day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors is compensated at an annual rate of 0.85% of the Fund's average daily managed assets. Managed assets means the total assets of the Fund less liabilities other than any indebtedness entered into for purposes of leverage. Thus, for purposes of calculating managed assets, the Fund's revolving credit facility and the liquidation preference of the Fund's preferred shares are not considered a liability. The Fund incurred advisory fees of $1,146,074 during the six months ended June 30, 2015.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all fund accounting and other administrative services for the Fund. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services. The Fund paid RMR Advisors $40,104 for subadministrative fees charged by State Street for the six months ended June 30, 2015.

Each trustee who is not a director, officer or employee of RMR Advisors, and who is not an "interested person" of the Fund, as defined under the 1940 Act, is considered to be a "disinterested trustee". Disinterested trustees are each paid by the Fund an annual retainer plus attendance fees for board and committee meetings. The Fund incurred trustee fees and expenses of $16,364 during the six months ended June 30, 2015.

The Fund's board of trustees, and separately the disinterested trustees, has authorized the Fund to make payments to RMR Advisors for costs related to the Fund's compliance and internal audit programs. The Fund incurred compliance and internal audit expenses of $66,449, which includes the Fund's allocated portion of the salary of its chief compliance officer and director of internal audit as well as compliance and internal audit related costs, during the six months ended June 30, 2015.

The Fund has retained Destra Capital Investments LLC, or Destra, to provide investor support services in connection with the ongoing operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of broker

RMR Real Estate Income Fund
Notes to Financial Statements – continued

June 30, 2015 (unaudited)

dealers and other financial intermediaries, communicating with the NYSE MKT specialist for the Fund's common shares, and with the closed end fund analyst community regarding the Fund on a regular basis. The Fund pays Destra 0.05% of the Fund's average daily managed assets. The terms of this agreement were in effect for an initial period of six months beginning December 14, 2012, and continues thereafter for successive one year periods unless the Fund terminates the agreement. This agreement currently remains in effect. The Fund incurred $67,416 for these services during the six months ended June 30, 2015.

Note C

Securities Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term securities, and brokerage commissions on these transactions during the six months ended June 30, 2015, were as follows:

Purchases(1)	Sales(1)	Brokerage Commissions
$26,650,353	$25,862,354	$22,510

(1)
Includes the cost of brokerage commissions the Fund paid for purchases and sales of securities of $13,838 and $8,672, respectively.

Note D

Preferred Shares

The Fund has issued 64 Series M, 438 Series T, 47 Series W, 91 Series Th and 27 Series F auction preferred shares with a total liquidation preference of $16,675,000. The preferred shares are senior to the Fund's common shares and rank on parity with each other class or series of preferred shares of the Fund as to the payment of periodic distributions, including distribution of assets upon liquidation. If the Fund does not timely cure a failure to (1) maintain asset coverage for the preferred shares as required by any applicable rating agency rating the Fund's preferred shares, or (2) maintain "asset coverage", as defined in the 1940 Act, of at least 200%, the preferred shares will be subject to mandatory and/or optional redemption in accordance with the terms of such preferred shares contained in the Fund's bylaws in an amount equal to their liquidation preference plus accumulated but unpaid distributions. The holders of the preferred shares have per share voting rights equal to the per share voting rights of the holders of the Fund's common shares and generally vote together with the holders of the common shares as a single class; however, holders of the preferred shares, voting as a separate class, also are entitled to elect two of the Fund's trustees. The Fund pays distributions on the preferred shares at a rate set at auctions held for each series of preferred shares generally every seven days.

RMR Real Estate Income Fund
Notes to Financial Statements – continued

June 30, 2015 (unaudited)

Distributions are generally payable every seven days. The annualized preferred share distribution rate for each series was as follows as of June 30, 2015.

Series	Rate	Date of Auction
Series M	1.750%	6/29/2015
Series T	1.750%	6/30/2015
Series W	1.750%	6/24/2015
Series Th	1.750%	6/25/2015
Series F	1.750%	6/26/2015

To date, no auctions for preferred securities of the Fund have failed to attract sufficient clearing bids (such auctions are commonly referred to as "failed" auctions). However, RBC Capital Markets, LLC, an affiliate of the Fund's lead broker dealer for its preferred securities, has from time to time acquired for its own account a portion of the Fund's preferred securities in the auctions, which at times have constituted a substantial portion of the Fund's preferred securities and it may from time to time continue to purchase the Fund's preferred securities in the auctions for its own account, including possibly acquiring all or substantially all of such preferred securities. According to the Royal Bank of Canada's (the parent company of RBC Capital Markets, LLC) Schedule 13G filings, as of June 30, 2015, it owned, in the aggregate, 557 shares of the Fund's issued and outstanding preferred shares, or 83.51% of the Fund's issued and outstanding preferred shares. If RBC Capital Markets, LLC had not been a purchaser of preferred securities in the Fund's auctions, some auctions likely would have failed and holders of the Fund's preferred shares would not have been able to sell their preferred shares in some auctions. There can be no assurance that RBC Capital Markets, LLC or any other of its affiliates will purchase the Fund's preferred shares in any future auction of the Fund's preferred securities in which demand is insufficient for holders of the Fund's preferred shares to sell all offered preferred shares, or that the Fund will not have any auction for its preferred securities fail. If an auction of the Fund's preferred shares should fail, the dividend rate for the next succeeding dividend period is set according to a pre-determined formula, and the resulting rate may be higher than the rate which the Fund would otherwise pay as a result of a successful auction. If an auction fails, holders of the Fund's preferred shares may not be able to sell their preferred shares in that auction. If auctions for the Fund's preferred shares fail, or if market conditions generally frustrate the Fund's ability to enhance investment results through the investment of capital attributable to its outstanding preferred shares, such factors may cause the Fund to change the form and/or amount of investment leverage used by the Fund and may result in the Fund realizing reduced investment returns.

The Fund actively manages compliance with asset coverage and other financial ratio requirements applicable to the preferred shares. In order to facilitate compliance with such requirements, and without further notice of its intention to do so, the Fund may from time to time purchase or otherwise acquire its outstanding preferred shares in the open market, in other nondiscriminatory secondary market transactions, pursuant to tender offers or other offers to repurchase preferred shares, or in other permissible purchase transactions, and also may from time to time call or redeem preferred shares in accordance with their terms.

RMR Real Estate Income Fund
Notes to Financial Statements – continued

June 30, 2015 (unaudited)

Note E

Capital Share Transactions

As of June 30, 2015, 7,651,507 common shares, $.001 par value per share, were issued and outstanding. The Fund had no capital stock transactions during the six months ended June 30, 2015.

Note F

Revolving Credit Facility

The Fund has a $60,000,000 revolving credit facility, or the Facility, with BNP Paribas Prime Brokerage Inc., or BNPP. The Facility bears interest at LIBOR plus 95 basis points and has a 270-day rolling term that resets daily; however, if the Fund fails to satisfy certain NAV requirements, the Facility may convert to a 60-day rolling term that resets daily. The Fund pays a facility fee of 55 basis points per annum on the unused portion, if any, of the Facility. The Fund is required to pledge portfolio securities as collateral in a minimum of 200% and up to a maximum amount of 250%, of the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. As of June 30, 2015, the Fund has pledged portfolio securities with a market value of $121,536,191 as collateral for the Facility. During the six months ended June 30, 2015, the Fund had no unused portion of the facility and did not pay a facility fee. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the Facility, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Facility, which may require the Fund to sell portfolio securities at potentially inopportune times if other financing is not then available to the Fund on acceptable terms.

The Facility also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive dividends and interest on rehypothecated securities. The Fund also has the right under the Facility to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities. As of June 30, 2015, the aggregated value of rehypothecated securities was $50,274,340. Those rehypothecated securities were included among the portfolio securities pledged by the Fund as collateral for the facility. During the six months ended June 30, 2015, the Fund earned $11,846 in fees from rehypothecated securities.

As of June 30, 2015, the Fund had outstanding borrowings of $60,000,000 under the Facility. During the six months ended June 30, 2015, the average outstanding daily balance under the Facility was $60,000,000 at a weighted average borrowing cost of 1.13%.

RMR Real Estate Income Fund

Brokerage Policy

Subject to the supervision of the board of trustees, the Advisor is authorized to employ such securities brokers and dealers for the purchase and sale of Fund assets and to select the brokerage commission rates at which such transactions are effected. In selecting brokers or dealers to execute transactions for the Fund, the Advisor seeks the best execution available, which may or may not result in paying the lowest available brokerage commission or lowest spread. In so doing, the Advisor considers all factors it believes are relevant to obtaining best execution, including such factors as: the best price available; the reliability, integrity and financial condition of the broker; the size of and difficulty in executing the order; the value of the expected contribution of the broker; and the scope and quality of research it provides.

The Advisor may select brokers that furnish it or its affiliates or personnel, directly or through third party or correspondent relationships, with research or brokerage services which provide, in its view, appropriate assistance to it in the investment decision making or trade execution processes. Such research or brokerage services may include, without limitation and to the extent permitted by applicable law: research reports on companies, industries and securities; economic and financial data; financial publications; and broker sponsored industry conferences. Research or brokerage services obtained in this manner may be used in servicing any of the Advisor's or its affiliates' clients. Such products and services may disproportionately benefit one client relative to another client based on the amount of brokerage commissions paid by such client and such other clients, including the Fund. To the extent that the Advisor uses commission dollars to obtain research or brokerage services, it will not have to pay for those products and services itself. The Advisor may use any such research for the benefit of all or any of its or its affiliates' clients and not just those paying for it.

The Advisor may endeavor, subject to best execution, to execute trades through brokers who, pursuant to such arrangements, provide research or brokerage services in order to ensure the continued receipt of research or brokerage services it believes are useful in its decision making or trade execution processes.

The Advisor may pay, or be deemed to have paid, commission rates higher than it could have otherwise paid in order to obtain research or brokerage services. Such higher commissions would be paid in accordance with Section 28(e) of the Securities Exchange Act of 1934, which requires the Advisor to determine in good faith that the commission paid is reasonable in relation to the value of the research or brokerage services provided. The Advisor believes that using commission dollars to obtain the type of research or brokerage services mentioned above enhances its investment research and trading processes, thereby increasing the prospect for higher investment returns. Because of this, and the low absolute dollar amount that any such higher commissions typically represent, the Advisor believes that the risk of a material conflict of interest developing is limited and will not affect the portfolio managers' professional judgment in managing the Fund's account.

Privacy Notice

The Fund recognizes and respects the privacy of its prospective, current, inactive and former shareholders, including you, and takes precautions to maintain the privacy of your "nonpublic personal information." This notice is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why in certain cases the Fund shares that information with select parties.

What information the Fund collects and shares:

The Fund collects and shares "nonpublic personal information" about you and your financial transactions with the Fund. For example, such information may include, without limitation, your social security number, account balance, bank account information, purchase history and transaction history.

The Fund collects this information from the following sources:

The Fund collects your nonpublic personal information from different sources, including the following:

  •
  Information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents;

  •
  Information about your transactions with us, our affiliates or other third parties such as our service providers; and

  •
  Information we receive from consumer reporting agencies (including credit bureaus).

How the Fund shares your information:

The Fund does not sell your name or other information about you to anyone, nor does it share your information with affiliates and other third parties for marketing purposes. The Fund does not disclose nonpublic personal information about its shareholders except to its affiliates and certain service providers, such as the Fund's subadministrator, transfer agent, attorneys and other financial or non financial service providers, for the Fund's business purposes or as permitted by law. For example, the Fund may disclose your nonpublic personal information:

  •
  To government entities, in response to subpoenas, court orders, legal investigations and regulatory authorities, or to comply with laws or regulations.

  •
  When you direct the Fund to do so or consent to the disclosure (unless and until you revoke your direction or consent).

  •
  To approve or maintain your account.

  •
  To process transactions related to your investment in the Fund.

  •
  To administer the Fund and process its transactions.

  •
  To protect against actual or potential fraud, unauthorized transactions, claims or other liability.

  •
  To report to consumer reporting agencies and credit bureaus.

  •
  In connection with disputes or litigation between the Fund and you.

How the Fund protects your information:

The Fund conducts its business through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). The Fund has no employees. The Fund restricts access to your nonpublic personal information to those persons who need to know that information in order to provide services to you or the Fund. The Fund maintains physical, electronic and procedural safeguards that comply with federal and state standards to guard your nonpublic personal information. When disclosing your information to affiliates and other nonaffiliated third parties, the Fund will require these companies to protect the confidentiality and security of your nonpublic personal information and to use that information only for its intended purpose.

Customers of financial intermediaries:

Please note that if you hold shares of the Fund through a financial intermediary such as a broker dealer, bank or trust company and that intermediary, not you, is the record owner of your shares, then the privacy policy of your financial intermediary will govern how your nonpublic personal information collected by that intermediary may be shared by that intermediary.

Questions?

If you have any questions concerning this privacy notice, please contact Investor Relations at 617-796-8253.

Management and Portfolio Management Changes

Effective February 20, 2015, Mr. Adam D. Portnoy resigned as the Fund's President and Chief Executive Officer. Mr. Adam D. Portnoy remains a Trustee and a portfolio manager of the Fund. Also effective February 20, 2015, Mr. Fernando Diaz was appointed President and Senior Portfolio Manager of the Fund. Mr. Diaz had previously been a Vice President and portfolio manager of the Fund.

The Fund's portfolio managers remain the same and consist of Mr. Diaz, Mr. Adam D. Portnoy and Mr. Barry M. Portnoy (also a Trustee of the Fund). The portfolio managers generally function as a team. Generally, Messrs. Barry Portnoy and Adam Portnoy provide strategic guidance to the team, while Mr. Fernando Diaz is in charge of substantially all of the day to day operation, research and trading functions.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used to vote proxies relating to the Fund's portfolio securities is available: (1) without charge, upon request, by calling us at (866) 790-8165; and (2) as an exhibit to the Fund's annual report on Form N-CSR, which is available on the website of the U.S. Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the Fund voted proxies relating to the Fund's portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, on request, by calling us at (866) 790-8165; or (2) by visiting the Commission's website at http://www.sec.gov and accessing the Fund's Form N-PX.

Procedures for the Submission of Confidential and Anonymous Concerns or Complaints about Accounting, Internal Accounting Controls or Auditing Matters

The Fund is committed to compliance with all applicable securities laws and regulations, accounting standards, accounting controls and audit practices and has established procedures for handling concerns or complaints about accounting, internal accounting controls or auditing matters. Any shareholder or other interested party who desires to communicate with our independent trustees or any other trustees, individually, or as a group, may do so by filling out a report at the "Corporate Governance" section of our website (http://www.rmrfunds.com), by calling our toll free confidential message system at (866) 511-5038, or by writing to the party for whom the communication is intended, care of our director of internal audit, RMR Funds, Two Newton Place, 255 Washington Street, Suite 300, Newton, MA 02458. Our director of internal audit will then deliver any communication to the appropriate party or parties.

Portfolio Holdings Reports

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The Fund provides additional data on its website at http://www.rmrfunds.com.

Certifications

The Fund's principal executive officer and principal financial officer certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 and filed with the Fund's Forms N-CSR and N-Q are available on the Commission's website at http://www.sec.gov.

Submission of Proposals to a Vote of Shareholders

The annual meeting of shareholders of the Fund was held on April 15, 2015. The following is a summary of the proposals submitted to shareholders for vote at the meeting and votes cast.

Proposal	Votes for	Votes against	Votes abstained
Preferred Shares
Election of Adam D. Portnoy as trustee until the 2018 annual meeting	566	—	—
Common and Preferred Shares
Election of Jeffrey P. Somers as trustee until the 2018 annual meeting	5,631,101.585	265,711.753	13,246.655

In addition to the two trustees who were elected at the annual meeting, as noted above, the following other trustees continued in office after the Fund's annual meeting: Barry M. Portnoy, John L. Harrington and Arthur G. Koumantzelis.

RMR Real Estate Income Fund

Dividend Reinvestment Plan

The board of trustees of the Fund has adopted a Dividend Reinvestment and Cash Purchase Plan, or the Plan, sometimes referred to as an opt-out plan. You will have all your cash distributions invested in common shares automatically unless you elect to receive cash. As part of the Plan, you will have the opportunity to purchase additional common shares by submitting a cash payment for the purchase of such shares, or the Cash Purchase Option. Your cash payment, if any, for the additional shares may not exceed $10,000 per quarter, per Plan and must be for a minimum of $100 per quarter. Wells Fargo Bank N.A. is the plan agent and paying agent for the Plan. The plan agent will receive your distributions and additional cash payments under the Cash Purchase Option and either purchase common shares in the open market for your account or directly from the Fund. If you elect not to participate in the Plan, you will receive all cash distributions in cash paid by check mailed to you (or, generally, if your shares are held in street name, to your broker) by the paying agent.

The number of common shares of the Fund you will receive if you do not opt out of a Plan will be determined as follows:

(1)
If, on a distribution payment date for the Fund, the market price per common share plus estimated per share brokerage commissions applicable to an open market purchase of common shares is below the NAV per common share on that payment date, the plan agent will receive the distribution in cash and, together with your additional cash payments, if any, will purchase common shares of the Fund in the open market, on the NYSE MKT or elsewhere, for your account prior to the next ex-dividend date (or 60 days after the distribution payment date, whichever is sooner). It is possible that the market price for the Fund's common shares may increase or decrease before the plan agent has completed its purchases. Therefore, the average purchase price per share paid by the plan agent may be higher or lower than the market price at the time of valuation, resulting in the purchase of fewer or more shares than if the distribution had been paid to you in common shares newly issued by the Fund. In the event it appears that the plan agent will not be able to complete the open market purchases prior to the next ex-dividend date, the Fund will determine whether to issue the remaining shares, with the number of shares to be issued determined based on a price equal to the greater of (i) NAV per common share at the time of purchase or (ii) 100% of the per common share market price at the time of purchase. Interest will not be paid on any uninvested amounts.

(2)
If, on the distribution payment date for the Fund, the market price per common share plus estimated per share brokerage commissions applicable to an open market purchase of common shares is at or above the NAV per common share on that payment date, the Fund will issue new shares for your account, with the number of shares to be issued determined based on a price equal to the greater of (i) NAV per common share on that payment date or (ii) 95% of the per common share market price on that payment date.

(3)
The plan agent maintains all shareholder accounts in the Plan (including all shares purchased under the Cash Purchase Option) and provides written confirmation of all transactions in the accounts, including information you may need for tax records. Common shares in your account will be held by the plan agent in non-certificated form. Any proxy you receive will include all common shares you have received or purchased under the Plan.

You may withdraw from the Plan at any time by giving written notice to the plan agent. If you withdraw or the Plan is terminated, the plan agent will transfer the shares in your account to you

(which may include a cash payment for any fraction of a share in your account). If you wish, the plan agent will sell your shares and send you the proceeds, minus brokerage commissions to be paid by you.

The plan agent is not authorized to make any purchases of shares for your account if doing so will result in your owning shares in excess of 9.8% of the total shares outstanding in the Fund. Dividends or Cash Purchase Option payments which may result in such prohibited transactions will be paid to you in cash.

The plan agent's administrative fees will be paid by the Fund. There will be no brokerage commission charged with respect to common shares issued directly by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred by the plan agent when it makes open market purchases of the Fund's shares pursuant to the Plan including the Cash Purchase Option.

The Fund may amend or terminate its Plan or the Cash Purchase Option if its board of trustees determines the change is appropriate. However, no additional charges will be imposed upon participants by amendment to the Plan except after prior notice to participants.

Participation in the Plan will not relieve you of any federal, state or local income tax that may be payable (or required to be withheld) as a result of distributions you receive which are credited to your account under the Plan rather than paid in cash. Automatic reinvestment of distributions in the Fund's common shares will not relieve you of tax obligations arising from your receipt of that Fund's distributions even though you do not receive any cash.

All correspondence* about the Plan should be directed to Wells Fargo Shareowner Services, P.O. Box 64856, St. Paul, MN 55164-0856 or by telephone at 1-866-877-6331 and by overnight mail to Wells Fargo Bank N.A., 1110 Centre Point Curve, Suite 101, Mendota Heights, MN 55120-4100.

*
Shareholders who hold shares of the Fund in "street name", that is, through a broker, financial advisor or other intermediary, should not contact the Administrator with Plan correspondence, opt-out cash purchase option or other requests. If you own your shares in street name, you must instead contact your broker, financial advisor or intermediary.

WWW.RMRFUNDS.COM

Item 2.    Code of Ethics.

        The information is only required for the annual report on Form N-CSR.

Item 3.    Audit Committee Financial Expert.

        The information is only required for the annual report on Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

        The information is only required for the annual report on Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

        The information is only required for the annual report on Form N-CSR.

Item 6.    Investments.

        The information required under Item 6 is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        The information is only required for the annual report on Form N-CSR.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

        The information is only required for the annual report on Form N-CSR.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        During the six months ended June 30, 2015, there were no purchases made by or on behalf of the registrant or any "affiliated purchaser" as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares of the registrant's equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

Item 10.    Submission of Matters to a Vote of Security Holders.

        There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.

Item 11.    Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)
(2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(b)
Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND
By:	/s Fernando Diaz Fernando Diaz President

Date: August 20, 2015

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz Fernando Diaz President

Date: August 20, 2015

By:	/s/ Mark L. Kleifges Mark L. Kleifges Treasurer

Date: August 20, 2015

QuickLinks

  Item 1. Reports to Stockholders.
NOTICE CONCERNING INFORMATION CONTAINED IN THIS REPORT
NOTICE CONCERNING LIMITED LIABILITY
NOTICE CONCERNING LIMITATION ON SHARE OWNERSHIP
RMR Real Estate Income Fund Portfolio of Investments – June 30, 2015 (unaudited)
RMR Real Estate Income Fund Financial Statements
RMR Real Estate Income Fund Financial Highlights
RMR Real Estate Income Fund Notes to Financial Statements June 30, 2015 (unaudited)
  Item 2. Code of Ethics.
  Item 3. Audit Committee Financial Expert.
  Item 4. Principal Accountant Fees and Services.
  Item 5. Audit Committee of Listed Registrants.
  Item 6. Investments.
  Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
  Item 8. Portfolio Managers of Closed-End Management Investment Companies.
  Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
  Item 10. Submission of Matters to a Vote of Security Holders.
  Item 11. Controls and Procedures.
  Item 12. Exhibits.
SIGNATURES